UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	February 28, 2017

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
2/28/17 (Unaudited)

COMMON STOCKS (43.0%)(a)
			Shares	Value

Basic materials (2.1%)

Anhui Conch Cement Co., Ltd. (China)			25,500	$88,855

Asahi Kasei Corp. (Japan)			9,000	87,681

Ashland Global Holdings, Inc.			666	80,360

BASF SE (Germany)			3,214	299,292

Bemis Co., Inc.			1,885	93,439

Boliden AB (Sweden)			5,501	167,956

Braskem SA Class A (Preference) (Brazil)			15,200	157,961

China Lesso Group Holdings, Ltd. (China)			92,000	69,093

China Railway Construction Corp., Ltd. (China)			83,000	117,397

Covestro AG (Germany)			908	68,365

Evonik Industries AG (Germany)			5,103	163,859

Fletcher Building, Ltd. (New Zealand)			1,678	11,676

Fortescue Metals Group, Ltd. (Australia)			11,180	56,830

Glencore PLC (United Kingdom)(NON)			5,143	20,552

Hitachi Chemical Co., Ltd. (Japan)			2,300	64,796

Hitachi Metals, Ltd. (Japan)			1,100	15,666

Hyosung Corp. (South Korea)			1,029	119,667

Johnson Matthey PLC (United Kingdom)			2,121	80,640

Kajima Corp. (Japan)			5,000	32,578

Kuraray Co., Ltd. (Japan)			3,900	59,188

Lotte Chemical Corp. (South Korea)			420	135,388

Mitsubishi Chemical Holdings Corp. (Japan)			11,700	89,845

Mitsubishi Gas Chemical Co., Inc. (Japan)			1,900	40,014

Mitsubishi Materials Corp. (Japan)			600	19,921

PTT Global Chemical PCL (Thailand)			73,200	149,418

Reliance Steel & Aluminum Co.			1,244	105,305

Sherwin-Williams Co. (The)			943	290,953

Shin-Etsu Chemical Co., Ltd. (Japan)			600	50,753

Siam Cement PCL (The) (Thailand)			8,800	130,088

Sika AG (Switzerland)			7	39,414

Sinopec Shanghai Petrochemical Co., Ltd. (China)			186,000	112,613

Skanska AB (Sweden)			7,584	180,807

Sonoco Products Co.			1,564	83,392

Stora Enso OYJ Class R (Finland)			7,900	84,864

Taisei Corp. (Japan)			10,000	70,141

UPM-Kymmene OYJ (Finland)			3,947	93,790

voestalpine AG (Austria)			1,016	42,758

Yara International ASA (Norway)			2,678	101,677

				3,676,992
Capital goods (2.9%)

ACS Actividades de Construccion y Servicios SA (Spain)			3,201	100,462

Allison Transmission Holdings, Inc.			5,682	204,438

Atlas Copco AB Class A (Sweden)			1,295	42,408

Avery Dennison Corp.			3,656	295,076

BAE Systems PLC (United Kingdom)			5,125	40,064

Berry Plastics Group, Inc.(NON)			1,885	94,872

BWX Technologies, Inc.			2,142	99,474

Carlisle Cos., Inc.			636	65,699

China Railway Group, Ltd. (China)			141,000	123,329

Crown Holdings, Inc.(NON)			2,024	108,466

Daikin Industries, Ltd. (Japan)			100	9,493

General Dynamics Corp.			2,452	465,414

Honeywell International, Inc.			5,411	673,670

JTEKT Corp (Japan)			3,000	50,950

L3 Technologies, Inc.			771	129,775

Mitsubishi Electric Corp. (Japan)			11,200	164,244

Northrop Grumman Corp.			3,218	795,136

NSK, Ltd. (Japan)			3,900	55,613

Raytheon Co.			5,167	796,493

Sumitomo Heavy Industries, Ltd. (Japan)			4,000	28,306

Thales SA (France)			616	60,691

United Tractors Tbk PT (Indonesia)			51,400	95,007

Waste Management, Inc.			8,158	598,145

				5,097,225
Communication services (2.0%)

AT&T, Inc.			7,155	299,007

BT Group PLC (United Kingdom)			14,889	60,432

China Mobile, Ltd. (China)			3,500	38,594

Comcast Corp. Class A			9,116	341,121

Equinix, Inc.(R)			250	94,018

Eutelsat Communications SA (France)			732	14,389

Juniper Networks, Inc.			17,972	503,216

KDDI Corp. (Japan)			2,900	75,865

LG Uplus Corp. (South Korea)			12,118	137,175

NICE, Ltd. (Israel)			566	39,314

Nippon Telegraph & Telephone Corp. (Japan)			4,500	190,302

NTT DoCoMo, Inc. (Japan)			5,700	135,314

Orange SA (France)			4,759	71,920

PCCW, Ltd. (Hong Kong)			11,000	6,702

SK Telecom Co., Ltd. (South Korea)			213	43,608

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			526,900	152,112

Telenor ASA (Norway)			6,174	100,672

Telkom SA SOC, Ltd. (South Africa)			18,347	95,347

Telstra Corp., Ltd. (Australia)			36,539	135,030

Verizon Communications, Inc.			18,896	937,808

				3,471,946
Conglomerates (0.1%)

Siemens AG (Germany)			1,238	161,057

Vivendi SA (France)			363	6,405

				167,462
Consumer cyclicals (5.1%)

Alfa SAB de CV (Mexico)			19,500	24,866

Aramark			1,408	50,322

Aristocrat Leisure, Ltd. (Australia)			6,024	76,669

Asahi Glass Co., Ltd. (Japan)			3,000	24,514

Automatic Data Processing, Inc.			7,496	769,240

AutoZone, Inc.(NON)			684	503,800

Berkeley Group Holdings PLC (The) (United Kingdom)			261	9,535

Carter's, Inc.			808	71,112

CBS Corp. Class B (non-voting shares)			4,852	319,844

China Dongxiang Group Co., Ltd. (China)			119,000	22,534

Christian Dior SE (France)			425	90,004

Cie Generale des Etablissements Michelin (France)			473	53,141

Clorox Co. (The)			382	52,261

Compass Group PLC (United Kingdom)			8,461	157,273

Dai Nippon Printing Co., Ltd. (Japan)			7,000	76,140

Daito Trust Construction Co., Ltd. (Japan)			300	41,978

Dixons Carphone PLC (United Kingdom)			2,878	10,821

Dollar General Corp.			7,079	516,909

Electrolux AB Ser. B (Sweden)			2,581	68,452

Fiat Chrysler Automobiles NV (Italy)			8,040	87,987

Flight Centre Travel Group, Ltd. (Australia)			1,192	26,357

Fuji Heavy Industries, Ltd. (Japan)			1,800	67,405

Great Wall Motor Co., Ltd. (China)			127,000	156,073

Hakuhodo DY Holdings, Inc. (Japan)			1,700	20,897

Hankook Tire Co., Ltd. (South Korea)			688	36,385

Harvey Norman Holdings, Ltd. (Australia)			26,401	104,244

Hasbro, Inc.			3,415	330,811

Hino Motors, Ltd. (Japan)			1,900	22,070

Home Depot, Inc. (The)			747	108,248

Host Hotels & Resorts, Inc.(R)			10,750	193,393

Hyatt Hotels Corp. Class A(NON)			1,503	77,164

Imperial Holdings, Ltd. (South Africa)			7,399	94,254

Industrivarden AB Class A (Sweden)			2,363	49,948

Interpublic Group of Cos., Inc. (The)			8,765	211,237

Itausa - Investimentos Itau SA (Rights) (Brazil)(F)(NON)			507	642

Itausa - Investimentos Itau SA (Preference) (Brazil)			31,000	100,045

John Wiley & Sons, Inc. Class A			847	44,213

Kia Motors Corp. (South Korea)			299	10,114

Kimberly-Clark Corp.			590	78,205

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)			58,900	111,254

Kingfisher PLC (United Kingdom)			41,491	169,486

Lagardere SCA (France)			889	22,358

Lowe's Cos., Inc.			8,037	597,712

Madison Square Garden Co. (The) Class A(NON)			182	32,644

Marks & Spencer Group PLC (United Kingdom)			16,659	69,208

Mazda Motor Corp. (Japan)			4,200	58,919

Namco Bandai Holdings, Inc. (Japan)			1,300	37,434

Naspers, Ltd. Class N (South Africa)			89	14,232

News Corp. Class B			2,494	32,921

Omnicom Group, Inc.			256	21,786

Pearson PLC (United Kingdom)			7,447	62,282

Peugeot SA (France)(NON)			4,112	78,238

PVH Corp.			683	62,563

Qualicorp SA (Brazil)			11,700	74,126

Randstad Holding NV (Netherlands)			775	45,083

Reed Elsevier PLC (United Kingdom)			2,893	54,026

Renault SA (France)			1,330	117,948

RTL Group SA (Belgium)			844	64,932

Scotts Miracle-Gro Co. (The) Class A			836	75,767

Securitas AB Class B (Sweden)			831	12,686

ServiceMaster Global Holdings, Inc.(NON)			3,620	144,185

Smiles SA (Brazil)			8,300	164,666

Suzuki Motor Corp. (Japan)			300	11,734

TABCORP Holdings, Ltd. (Australia)			34,408	112,381

Taylor Wimpey PLC (United Kingdom)			26,184	58,483

TJX Cos., Inc. (The)			4,732	371,225

Toppan Printing Co., Ltd. (Japan)			4,000	40,304

TUI AG (Germany)			1,835	25,912

Twenty-First Century Fox, Inc.			14,819	443,384

Vail Resorts, Inc.			189	34,243

Valeo SA (France)			1,613	99,128

Vantiv, Inc. Class A(NON)			6,762	442,100

William Hill PLC (United Kingdom)			28,631	93,755

Wolters Kluwer NV (Netherlands)			1,937	79,343

World Fuel Services Corp.			1,385	50,095

WPP PLC (United Kingdom)			9,398	221,219

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			13,500	50,258

				9,017,127
Consumer staples (4.0%)

Altria Group, Inc.			13,215	990,068

Aryzta AG (Switzerland)			1,568	50,708

Asahi Group Holdings, Ltd. (Japan)			1,800	63,592

Ashtead Group PLC (United Kingdom)			4,786	98,345

British American Tobacco PLC (United Kingdom)			4,173	263,046

Church & Dwight Co., Inc.			2,126	105,960

Coca-Cola Amatil, Ltd. (Australia)			25,188	197,944

Colgate-Palmolive Co.			7,467	544,942

Constellation Brands, Inc. Class A			328	52,090

Coty, Inc. Class A			1,651	31,006

CVS Health Corp.			6,525	525,785

General Mills, Inc.			7,328	442,391

Gruma SAB de CV Class B (Mexico)			8,190	107,583

Hanwha Corp. (South Korea)			2,645	85,145

Henkel AG & Co. KGaA (Preference) (Germany)			227	28,353

Hershey Co. (The)			4,850	525,498

ITOCHU Corp. (Japan)			4,200	60,806

J Sainsbury PLC (United Kingdom)			28,822	95,704

Jardine Cycle & Carriage, Ltd. (Singapore)			1,100	33,524

JBS SA (Brazil)			27,900	104,928

Koninklijke Ahold Delhaize NV (Netherlands)			11,315	240,461

McDonald's Corp.			6,315	806,110

MEIJI Holdings Co., Ltd. (Japan)			200	15,986

METRO AG (Germany)			2,722	84,391

Nestle SA (Switzerland)			1,935	143,051

PepsiCo, Inc.			528	58,281

Philip Morris International, Inc.			212	23,182

Pool Corp.			624	71,579

Procter & Gamble Co. (The)			2,393	217,931

Reckitt Benckiser Group PLC (United Kingdom)			925	83,915

Recruit Holdings Co., Ltd. (Japan)			300	14,714

Sao Martinho SA (Brazil)			5,700	34,812

Sysco Corp.			8,955	472,108

Tate & Lyle PLC (United Kingdom)			13,014	120,144

Unilever PLC (United Kingdom)			175	8,293

US Foods Holding Corp.(NON)			853	23,500

WH Group, Ltd. (Hong Kong)			100,000	78,192

Wilmar International, Ltd. (Singapore)			16,400	42,597

WM Morrison Supermarkets PLC (United Kingdom)			24,771	74,568

				7,021,233
Energy (2.1%)

Bangchak Petroleum PCL (The) (Thailand)			26,300	26,371

Caltex Australia, Ltd. (Australia)			1,743	37,605

Dril-Quip, Inc.(NON)(S)			642	39,387

Exxon Mobil Corp.			15,186	1,234,926

Halcon Resources Corp.(NON)(S)			3,109	25,183

Neste OYJ (Finland)			776	27,030

OMV AG (Austria)			5,439	207,780

Phillips 66			2,244	175,458

Repsol SA (Spain)			8,919	132,283

Royal Dutch Shell PLC Class A (United Kingdom)			558	14,398

Royal Dutch Shell PLC Class B (United Kingdom)			4,337	116,968

SandRidge Energy, Inc.(NON)			1,296	24,293

Schlumberger, Ltd.			10,131	814,127

SK Innovation Co., Ltd. (South Korea)			680	92,912

TechnipFMC PLC (United Kingdom)(NON)			5,325	172,104

Tervita Corp. Class A (Canada)			63	510

Thai Oil PCL (Thailand)			50,900	109,731

Total SA (France)			6,591	328,527

Vestas Wind Systems A/S (Denmark)			988	73,288

				3,652,881
Financials (11.4%)

3i Group PLC (United Kingdom)			25,852	220,860

AerCap Holdings NV (Ireland)(NON)			600	27,180

Aflac, Inc.			3,056	221,102

AGNC Investment Corp.(R)			20,603	404,437

Agree Realty Corp.(R)			1,053	52,260

Agricultural Bank of China, Ltd. (China)			352,000	162,331

Alexandria Real Estate Equities, Inc.(R)			865	103,203

Alleghany Corp.(NON)			79	51,018

Allianz SE (Germany)			1,458	253,624

Allstate Corp. (The)			1,130	92,841

Ally Financial, Inc.			6,223	139,955

American Financial Group, Inc.			734	69,040

Annaly Capital Management, Inc.(R)			18,883	209,601

Aspen Insurance Holdings, Ltd.			1,658	92,931

Associated Banc-Corp.			1,446	37,235

Assured Guaranty, Ltd.			1,575	64,748

AvalonBay Communities, Inc.(R)			1,518	278,978

AXA SA (France)			6,208	146,464

Banco Bradesco SA ADR (Brazil)			11,600	122,612

Banco Santander SA (Spain)			18,863	102,995

Bank Negara Indonesia Persero Tbk PT (Indonesia)			209,000	97,949

Bank of China, Ltd. (China)			42,000	21,263

Bank of Communications Co., Ltd. (China)			162,000	129,176

Bank of New York Mellon Corp. (The)			5,458	257,290

Barratt Developments PLC (United Kingdom)			5,739	36,425

Berkshire Hathaway, Inc. Class B(NON)			2,600	445,692

BNP Paribas SA (France)			4,166	243,314

Boston Properties, Inc.(R)			1,791	249,003

Brandywine Realty Trust(R)			2,731	45,498

Broadridge Financial Solutions, Inc.			2,151	149,129

Capital One Financial Corp.			3,637	341,369

Chimera Investment Corp.(R)			8,400	161,616

China Cinda Asset Management Co., Ltd. (China)			274,000	108,006

China Construction Bank Corp. (China)			177,000	145,697

Chongqing Rural Commercial Bank Co., Ltd. (China)			104,000	73,014

CIFI Holdings Group Co., Ltd. (China)			62,000	20,765

CoreLogic, Inc.(NON)			1,876	73,520

Corporate Office Properties Trust(R)			1,549	52,805

Country Garden Holdings Co., Ltd. (China)			149,000	106,718

Credit Agricole SA (France)			554	6,688

Daiwa Securities Group, Inc. (Japan)			5,000	31,701

DGB Financial Group, Inc. (South Korea)			5,534	50,899

Digital Realty Trust, Inc.(R)			2,024	218,592

Discover Financial Services			5,098	362,672

DuPont Fabros Technology, Inc.(R)			2,560	131,814

Easterly Government Properties, Inc.(R)			1,393	28,793

EastGroup Properties, Inc.(R)			1,125	83,633

EPR Properties(R)			681	52,410

Equity Commonwealth(NON)(R)			2,254	70,460

Equity Lifestyle Properties, Inc.(R)			1,838	146,342

Equity One, Inc.(R)			1,584	50,149

Equity Residential Trust(R)			7,416	467,727

Essex Property Trust, Inc.(R)			886	207,944

Everest Re Group, Ltd.			698	164,128

Extra Space Storage, Inc.(R)			1,463	115,855

Forest City Realty Trust, Inc. Class A(R)			2,341	53,492

Four Corners Property Trust, Inc.(R)			2,689	59,642

Fubon Financial Holding Co., Ltd. (Taiwan)			22,000	35,624

Fukuoka Financial Group, Inc. (Japan)			11,000	51,306

Getty Realty Corp.(R)			922	24,332

GGP, Inc.(R)			7,264	180,583

Guangzhou R&F Properties Co., Ltd. (China)			85,600	118,207

Hachijuni Bank, Ltd. (The) (Japan)			3,000	18,959

Hana Financial Group, Inc. (South Korea)			498	15,525

Hanover Insurance Group, Inc. (The)			432	38,889

HCP, Inc.(R)			5,851	191,854

Hersha Hospitality Trust(R)			1,906	37,186

Highwealth Construction Corp. (Taiwan)			37,000	60,094

Highwoods Properties, Inc.(R)			3,765	197,625

HSBC Holdings PLC (United Kingdom)			19,141	153,551

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			1,320	37,823

Iida Group Holdings Co., Ltd. (Japan)			2,100	35,516

Industrial & Commercial Bank of China, Ltd. (China)			362,000	237,357

Industrial Bank of Korea (South Korea)			13,676	149,369

Intercontinental Exchange, Inc.			4,465	255,085

Investor AB Class B (Sweden)			5,290	209,804

KB Financial Group, Inc. (South Korea)			252	10,452

Kerry Properties, Ltd. (Hong Kong)			20,000	61,317

Kimco Realty Corp.(R)			6,069	147,173

Liberty Holdings, Ltd. (South Africa)			5,958	50,494

Liberty Property Trust(R)			5,098	201,065

Macerich Co. (The)(R)			3,283	221,209

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			28,400	29,345

Mapfre SA (Spain)			15,308	47,371

Marsh & McLennan Cos., Inc.			4,775	350,867

MFA Financial, Inc.(R)			10,836	86,905

Mid-America Apartment Communities, Inc.(R)			1,948	200,118

Mitsubishi UFJ Financial Group, Inc. (Japan)			31,900	209,666

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			16,600	91,758

Mizuho Financial Group, Inc. (Japan)			133,800	249,747

Monmouth Real Estate Investment Corp.(R)			1,594	23,272

MRV Engenharia e Participacoes SA (Brazil)			20,700	95,016

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			160	30,240

New World Development Co., Ltd. (Hong Kong)			81,000	106,012

NN Group NV (Netherlands)			5,011	155,676

Nomura Real Estate Holdings, Inc. (Japan)			2,000	33,931

Old Mutual PLC (South Africa)			31,843	86,177

ORIX Corp. (Japan)			8,700	135,326

Partners Group Holding AG (Switzerland)			133	69,589

People's Insurance Co. Group of China, Ltd. (China)			293,000	120,402

Persimmon PLC (United Kingdom)			2,546	65,111

PNC Financial Services Group, Inc. (The)			6,390	813,000

Popular, Inc. (Puerto Rico)			2,700	118,962

Prologis, Inc.(R)			5,599	285,829

PS Business Parks, Inc.(R)			630	73,212

Public Storage(R)			1,673	380,541

Quality Care Properties, Inc.(NON)(R)			1,170	22,207

Realty Income Corp.(R)			463	28,373

Regency Centers Corp.(R)			1,356	95,395

Reinsurance Group of America, Inc.			876	113,933

Resona Holdings, Inc. (Japan)			23,900	133,386

Retail Properties of America, Inc. Class A(R)			2,263	34,873

Sberbank of Russia PJSC ADR (Russia)			17,067	186,201

Sekisui Chemical Co., Ltd. (Japan)			3,500	57,791

Shinhan Financial Group Co., Ltd. (South Korea)			1,163	48,032

Simon Property Group, Inc.(R)			2,701	498,064

Societe Generale SA (France)			3,769	167,341

Sumitomo Mitsui Financial Group, Inc. (Japan)			6,200	241,554

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			300	10,759

Summit Hotel Properties, Inc.(R)			3,810	58,636

Sun Hung Kai Properties, Ltd. (Hong Kong)			2,000	29,242

SunTrust Banks, Inc.			4,796	285,314

Swiss Life Holding AG (Switzerland)			391	123,021

Swiss Re AG (Switzerland)			2,376	212,441

Tanger Factory Outlet Centers, Inc.(R)			3,031	102,660

TCF Financial Corp.			4,431	77,099

Travelers Cos., Inc. (The)			2,577	315,012

Two Harbors Investment Corp.(R)			11,054	102,802

U.S. Bancorp			6,080	334,400

UBS Group AG (Switzerland)			1,558	23,998

Vornado Realty Trust(R)			2,144	235,561

Voya Financial, Inc.			7,112	293,228

Weingarten Realty Investors(R)			4,076	144,576

Wells Fargo & Co.			14,770	854,888

Welltower, Inc.(R)			3,815	268,500

Western Alliance Bancorp(NON)			1,567	80,920

Wharf Holdings, Ltd. (The) (Hong Kong)			5,000	39,644

Wheelock and Co., Ltd. (Hong Kong)			18,000	116,979

Woori Bank (South Korea)			4,008	47,143

WP Carey, Inc.(R)			2,061	130,028

				20,027,078
Health care (4.9%)

Actelion, Ltd. (Switzerland)			130	34,987

Alfresa Holdings Corp. (Japan)			800	14,399

AmerisourceBergen Corp.			2,312	211,571

Astellas Pharma, Inc. (Japan)			7,000	94,210

AstraZeneca PLC (United Kingdom)			1,501	86,495

Bayer AG (Germany)			2,038	224,110

C.R. Bard, Inc.			791	193,985

Charles River Laboratories International, Inc.(NON)			651	56,617

Cochlear, Ltd. (Australia)			609	60,956

DaVita Inc.(NON)			4,223	293,118

Fresenius SE & Co. KGaA (Germany)			331	26,307

GlaxoSmithKline PLC (United Kingdom)			15,423	315,388

Intuitive Surgical, Inc.(NON)			573	422,301

Johnson & Johnson			10,531	1,286,994

Lonza Group AG (Switzerland)			375	69,075

McKesson Corp.			3,396	509,841

Medipal Holdings Corp. (Japan)			3,700	61,027

Merck & Co., Inc.			6,275	413,334

Mitsubishi Tanabe Pharma Corp. (Japan)			1,400	28,786

Novartis AG (Switzerland)(NON)			2,097	163,693

Omega Healthcare Investors, Inc.(R)			3,890	126,970

Pfizer, Inc.			29,180	995,622

Richter Gedeon Nyrt (Hungary)			6,089	135,050

Roche Holding AG (Switzerland)			1,030	250,949

Sanofi (France)			3,649	314,401

Shire PLC (United Kingdom)			334	20,117

Sonic Healthcare, Ltd. (Australia)			6,717	110,826

St Shine Optical Co., Ltd. (Taiwan)			1,000	17,088

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			181	21,704

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			1,467	51,374

Thermo Fisher Scientific, Inc.			4,762	750,872

UnitedHealth Group, Inc.			5,444	900,329

Ventas, Inc.(R)			2,677	174,139

VWR Corp.(NON)			1,176	33,046

Waters Corp.(NON)			292	45,257

				8,514,938
Technology (5.6%)

Agilent Technologies, Inc.			3,197	164,006

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)			1,021	105,061

Alphabet, Inc. Class A(NON)			1,411	1,192,196

Amadeus IT Holding SA Class A (Spain)			3,334	155,074

Amdocs, Ltd.			2,923	177,280

Apple, Inc.			4,566	625,496

Applied Materials, Inc.			18,699	677,278

AtoS SE (France)			1,695	200,219

AU Optronics Corp. (Taiwan)			30,000	11,913

Cisco Systems, Inc.			30,526	1,043,379

CommerceHub, Inc. Ser. C(NON)			2,752	44,995

eBay, Inc.(NON)			22,181	751,936

Fiserv, Inc.(NON)			3,871	446,713

Fitbit, Inc. Class A(NON)(S)			11,799	73,272

Foxconn Technology Co., Ltd. (Taiwan)			48,000	143,265

Fujitsu, Ltd. (Japan)			1,000	5,810

Genpact, Ltd.(NON)			2,815	68,236

Hon Hai Precision Industry Co., Ltd. (Taiwan)			80,000	233,046

Hoya Corp. (Japan)			1,200	54,304

Innolux Corp. (Taiwan)			105,000	42,720

Intuit, Inc.			2,141	268,567

LG Display Co., Ltd. (South Korea)			547	13,255

Microsoft Corp.			4,074	260,655

Mixi, Inc. (Japan)			700	30,344

Motorola Solutions, Inc.			1,799	142,067

MSCI, Inc.			683	64,605

NetEase, Inc. ADR (China)			439	133,921

Otsuka Corp. (Japan)			500	25,413

Paychex, Inc.			10,104	620,588

Samsung Electronics Co., Ltd. (South Korea)			407	691,801

SK Hynix, Inc. (South Korea)			1,998	82,517

SoftBank Corp. (Japan)			500	37,216

Synopsys, Inc.(NON)			2,882	205,890

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			6,600	207,702

Tencent Holdings, Ltd. (China)			6,800	181,324

Texas Instruments, Inc.			6,978	534,654

Tripod Technology Corp. (Taiwan)			15,000	39,156

				9,755,874
Transportation (1.2%)

A. P. Moeller-Maersck A/S (Denmark)			49	79,888

AirAsia Bhd (Malaysia)			78,900	47,980

ANA Holdings, Inc. (Japan)			24,000	71,736

Central Japan Railway Co. (Japan)			1,200	196,324

Controladora Vuela Cia de Aviacion SAB de CV Class A (Mexico)(NON)			8,600	10,427

Deutsche Lufthansa AG (Germany)			857	12,556

Deutsche Post AG (Germany)			6,519	223,589

easyJet PLC (United Kingdom)			809	9,547

Eva Airways Corp. (Taiwan)			81,000	40,205

Japan Airlines Co., Ltd. (Japan)			700	22,861

MISC Bhd (Malaysia)			37,900	63,337

Qantas Airways, Ltd. (Australia)			26,014	74,794

Royal Mail PLC (United Kingdom)			21,655	111,406

Southwest Airlines Co.			3,843	222,125

United Parcel Service, Inc. Class B			7,100	750,896

Yangzijiang Shipbuilding Holdings, Ltd. (China)			148,100	97,754

				2,035,425
Utilities and power (1.6%)

American Electric Power Co., Inc.			4,262	285,426

American Water Works Co., Inc.			1,790	139,620

Centrica PLC (United Kingdom)			23,552	66,310

Chubu Electric Power Co., Inc. (Japan)			4,500	59,282

CLP Holdings, Ltd. (Hong Kong)			6,000	61,021

E.ON SE (Germany)			12,662	98,272

Endesa SA (Spain)			4,249	90,455

Enel SpA (Italy)			49,369	211,926

Equatorial Energia SA (Brazil)			8,000	153,057

Eversource Energy			1,853	108,697

Gas Natural SDG SA (Spain)			679	13,218

Great Plains Energy, Inc.			3,090	89,795

Iberdrola SA (Spain)			4,620	30,708

Korea Electric Power Corp. (South Korea)			3,111	119,955

NiSource, Inc.			4,660	111,421

PG&E Corp.			6,691	446,624

RWE AG (Germany)(NON)			3,133	44,658

Southern Co. (The)			6,948	353,097

Tenaga Nasional Bhd (Malaysia)			47,600	145,159

Toho Gas Co., Ltd. (Japan)			9,000	64,729

Tohoku Electric Power Co., Inc. (Japan)			4,100	52,625

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			3,900	14,997

Tokyo Gas Co., Ltd. (Japan)			7,000	31,765

Westar Energy, Inc.			1,677	90,524

				2,883,341

Total common stocks (cost $65,499,067)				$75,321,522

CORPORATE BONDS AND NOTES (26.4%)(a)
			Principal amount	Value

Basic materials (2.2%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$30,000	$31,650

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)			10,000	10,918

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			55,000	60,716

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			10,000	10,044

ArcelorMittal SA sr. unsec. unsub. bonds 10.60%, 6/1/19 (France)			60,000	70,725

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			25,000	28,219

Archer-Daniels-Midland Co. sr. unsec. notes 5.45%, 3/15/18			114,000	118,711

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			80,000	86,500

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			65,000	77,513

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			65,000	66,950

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			85,000	86,913

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			110,000	127,600

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			45,000	46,294

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)			69,000	73,054

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			50,000	54,313

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			40,000	42,450

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			65,000	63,538

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			30,000	31,425

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24			70,000	71,430

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25			20,000	20,490

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			15,000	15,525

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			45,000	46,125

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			60,000	61,350

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			5,000	4,644

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			30,000	31,200

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			55,000	58,025

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			115,000	130,502

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24			116,000	122,109

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25			79,000	79,724

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			15,000	16,050

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			25,000	27,313

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			15,000	15,750

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20			112,000	115,920

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19			37,000	38,544

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			50,000	55,750

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			60,000	67,950

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			45,000	45,338

LyondellBasell Industries NV sr. unsec. unsub. notes 4.625%, 2/26/55			25,000	24,012

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			55,000	58,988

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			15,000	15,300

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)			30,000	29,084

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25			60,000	67,711

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			35,000	35,438

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			95,000	100,510

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			70,000	72,013

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			40,000	42,300

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			5,000	5,500

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			10,000	11,238

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			15,000	16,200

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			40,000	43,400

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.50%, 12/1/20			45,000	50,625

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.25%, 4/1/23			50,000	52,438

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5.125%, 12/1/24			20,000	20,900

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/22			20,000	20,675

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25			15,000	16,013

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			55,000	66,550

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			120,000	125,400

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			30,000	31,914

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			33,000	34,365

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			20,000	20,673

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			20,000	20,775

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			20,000	19,496

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			10,000	11,675

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)			10,000	11,113

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			80,000	80,600

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			10,000	10,175

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			40,000	41,800

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			60,000	63,450

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			25,000	26,438

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			50,000	52,375

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			50,000	53,125

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			40,000	38,600

Westlake Chemical Corp. 144A company guaranty sr. unsec. unsub. bonds 3.60%, 8/15/26			150,000	146,959

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30			60,000	80,731

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31			32,000	42,910

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			90,000	95,625

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			45,000	50,850

				3,919,216
Capital goods (1.2%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			90,000	92,025

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19			10,000	11,088

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			60,000	60,600

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			35,000	36,564

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			25,000	25,781

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			30,000	30,113

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			25,000	26,469

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22			20,000	20,850

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23			50,000	51,500

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			65,000	71,825

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			80,000	87,600

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)			145,000	149,192

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			35,000	40,163

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			135,000	136,013

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41			80,000	98,076

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64			35,000	36,492

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47			40,000	41,158

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			100,000	105,270

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26			10,000	10,137

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			15,000	19,415

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			115,000	132,969

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			100,000	100,000

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35			15,000	15,942

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25			15,000	15,395

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			55,000	56,375

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			65,000	67,275

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			135,000	140,569

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN 4.523%, 7/15/21			55,000	56,444

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			55,000	59,159

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			50,000	52,250

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			25,000	25,063

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			100,000	107,500

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			35,000	35,350

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			25,000	25,688

TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			20,000	20,475

				2,060,785
Communication services (2.5%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			200,000	212,750

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)			40,000	37,362

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)			85,000	85,803

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46			67,000	62,653

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25			68,000	65,741

AT&T, Inc. sr. unsec. unsub. notes 1.70%, 6/1/17			145,000	145,147

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			195,000	202,556

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			35,000	37,144

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			85,000	91,163

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			15,000	16,050

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			25,000	25,938

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			80,000	83,700

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			15,000	15,853

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			60,000	61,069

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			10,000	10,103

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45			87,000	100,979

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25			43,000	45,296

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27			5,000	4,595

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37			30,000	40,577

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35			85,000	109,312

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25			45,000	45,402

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26			5,000	4,926

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)			25,000	26,971

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)			45,000	44,276

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			135,000	135,844

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			160,000	175,600

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)			16,000	23,667

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			40,000	42,600

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			25,000	25,125

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			75,000	77,976

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			20,000	21,200

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			15,000	13,388

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			265,000	242,475

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)			2,000	2,170

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			3,000	1,688

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			15,000	8,100

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21			125,000	134,786

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			35,000	37,231

Quebecor Media, Inc. 144A sr. unsec. notes 7.375%, 1/15/21 (Canada)		CAD	295,000	228,213

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			$200,000	207,000

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20			290,000	312,838

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			195,000	212,550

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			50,000	53,125

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			30,000	32,249

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			75,000	77,344

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			20,000	21,150

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23			5,000	5,325

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21			25,000	26,000

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			25,000	26,438

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48			272,000	249,709

Verizon Communications, Inc. sr. unsec. unsub. notes 4.50%, 9/15/20			30,000	32,056

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34			30,000	28,800

Vodafone Group PLC sr. unsec. unsub. notes 1.25%, 9/26/17 (United Kingdom)			251,000	250,825

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			45,000	43,088

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			65,000	68,575

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			60,000	54,600

				4,447,101
Conglomerates (—%)

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44			15,000	16,307

				16,307
Consumer cyclicals (4.2%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45			124,000	174,920

Amazon.com, Inc. sr. unsec. notes 1.20%, 11/29/17			143,000	143,069

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			25,000	26,156

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			35,000	36,269

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			20,000	20,400

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			60,000	62,850

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			75,000	74,438

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20			55,000	59,166

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			50,000	22,313

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			40,000	43,200

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			20,000	21,625

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			160,000	164,704

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			35,000	35,732

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			75,000	81,188

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			80,000	87,800

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			25,000	26,813

CBS Corp. company guaranty sr. unsec. debs. 7.875%, 7/30/30			74,000	99,841

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27			88,000	82,022

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			15,000	16,013

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			45,000	46,294

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			15,000	15,450

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			25,000	25,625

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			50,000	50,375

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			95,000	98,384

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			85,000	89,675

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			35,000	37,100

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26			95,000	91,422

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			65,000	69,063

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26			140,000	147,449

Ford Motor Co. sr. unsec. unsub. notes 9.98%, 2/15/47			115,000	173,641

Ford Motor Co. sr. unsec. unsub. notes 7.45%, 7/16/31			192,000	243,325

General Motors Co. sr. unsec. notes 6.25%, 10/2/43			95,000	108,220

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			20,000	20,125

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			105,000	104,525

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25			20,000	20,375

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25			10,000	10,076

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			156,000	158,218

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 1/14/22			5,000	5,075

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			60,000	63,000

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			25,000	26,156

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			55,000	55,774

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			35,000	34,694

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22			90,000	90,950

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)			77,000	83,530

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			65,000	68,331

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26			60,000	64,640

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			265,000	231,544

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			35,000	35,875

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			50,000	51,625

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			95,000	102,125

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			90,000	93,375

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			20,000	20,550

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			25,000	26,625

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			10,000	9,859

JC Penney Corp., Inc. 144A company guaranty sr. notes 5.875%, 7/1/23			15,000	15,028

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			40,000	37,900

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			40,000	44,000

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			50,000	51,575

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			20,000	20,925

Lear Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			10,000	10,650

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			45,000	47,756

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			75,000	77,138

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			55,000	56,444

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			25,000	24,938

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			65,000	67,113

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			15,000	15,675

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			65,000	66,788

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20			40,000	44,088

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20			10,000	10,525

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			120,000	132,600

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			5,000	5,581

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			95,000	95,950

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			65,000	52,000

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			15,000	8,625

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			30,000	18,825

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			55,000	56,238

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			30,000	30,225

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			30,000	31,200

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			40,000	41,200

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26			35,000	34,897

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26			72,000	72,240

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			30,000	31,538

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			45,000	46,913

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			35,000	35,131

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			30,000	31,125

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			35,000	34,762

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			45,000	45,675

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25			61,000	61,543

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			70,000	78,750

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			70,000	72,625

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25			55,000	54,103

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			80,000	83,600

Ritchie Bros Auctioneers, Inc. 144A company guaranty sr. unsec. notes 5.375%, 1/15/25 (Canada)			15,000	15,431

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			70,000	71,488

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26			35,000	37,245

S&P Global, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 1/22/27			37,000	35,254

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			50,000	50,875

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			185,000	196,331

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			15,000	14,213

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			55,000	58,506

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			25,000	26,563

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			115,000	118,306

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			40,000	42,600

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			90,000	92,520

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			35,000	37,188

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			30,000	31,923

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			90,000	92,511

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.00%, 2/15/27			85,000	86,700

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			50,000	50,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			30,000	30,750

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			20,000	20,650

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			30,000	29,475

Tiffany & Co. sr. unsec. unsub. notes 4.90%, 10/1/44			30,000	28,309

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27			90,000	89,034

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26			36,000	33,420

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			15,000	14,738

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18			145,000	145,088

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			45,000	45,956

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.50%, 3/1/21			15,000	15,488

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			60,000	59,175

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6.50%, 8/15/37			34,000	46,090

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			45,000	46,013

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			35,000	33,163

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21			30,000	32,963

				7,325,944
Consumer staples (1.8%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			115,000	119,922

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			25,000	25,750

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22			96,000	95,847

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46			180,000	197,582

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26			70,000	71,210

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21			145,000	146,618

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18			53,000	52,983

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39			106,000	161,086

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			45,000	45,900

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			65,000	68,413

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			35,000	36,663

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26			30,000	28,256

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26			20,000	20,015

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			65,000	73,953

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22			80,000	87,031

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18			145,000	146,433

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			45,000	46,913

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1.50%, 5/11/17 (United Kingdom)			32,000	32,024

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22			9,000	11,264

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45			50,000	49,069

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37			200,000	257,992

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42			56,000	63,185

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24			21,000	21,489

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			40,000	33,400

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26			70,000	68,883

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			45,000	46,519

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			45,000	46,197

Kraft Heinz Foods Co. company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39			95,000	119,931

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.90%, 4/15/38			45,000	59,318

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			140,000	142,170

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			10,000	10,175

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			30,000	31,200

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26			90,000	94,683

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46			45,000	41,145

PepsiCo, Inc. sr. unsec. unsub. notes 1.25%, 8/13/17			144,000	144,062

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			30,000	30,825

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			50,000	51,500

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			25,000	25,688

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			75,000	75,563

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			80,000	84,772

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34			23,000	23,769

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44			32,000	33,934

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			11,353	11,410

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21			35,000	35,795

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			65,000	70,850

				3,141,387
Energy (3.6%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			85,000	89,888

Anadarko Petroleum Corp. sr. unsec. notes 6.45%, 9/15/36			130,000	157,499

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			25,000	25,313

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			30,000	30,150

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			45,000	46,013

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			50,000	45,747

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			5,000	4,594

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)			110,000	110,601

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846%, 5/5/17 (United Kingdom)			145,000	145,172

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			25,000	23,063

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			30,000	25,425

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			106,000	90,630

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.70%, 5/15/17 (Canada)			145,000	146,257

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			115,000	129,927

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			25,000	22,363

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25			110,000	116,325

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			10,000	9,100

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			102,000	107,865

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			20,000	19,850

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19			30,000	29,945

Chevron Corp. sr. unsec. unsub. notes 1.104%, 12/5/17			143,000	142,852

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			60,000	62,250

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			105,000	106,575

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/22			55,000	56,925

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17			145,000	144,573

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			20,000	18,525

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			75,000	76,500

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			45,000	44,100

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			30,000	26,325

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19			40,000	39,700

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			45,000	40,163

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			66,000	71,115

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			50,000	65,430

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			80,000	82,800

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			20,000	20,050

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			60,000	65,175

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			135,000	131,963

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			55,000	53,625

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			30,000	31,800

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24			5,000	5,044

Halcon Resources Corp. 144A company guaranty notes 12.00%, 2/15/22			10,000	11,725

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			35,000	41,177

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			65,000	68,250

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			90,000	93,150

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			15,000	15,113

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			35,000	31,500

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			30,000	30,675

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			10,000	8,875

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			15,000	14,663

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20			50,000	53,999

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27			40,000	40,252

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			60,000	64,230

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21			40,000	40,700

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			60,000	64,050

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			35,000	36,488

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41			19,000	14,440

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			110,000	111,891

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46			55,000	56,328

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 8/15/25			20,000	20,200

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			20,000	20,300

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)			200,000	205,841

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			437,000	445,194

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			110,000	41,624

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			95,000	82,536

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			310,000	292,175

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95%, 5/1/17			145,000	145,390

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			20,000	21,650

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			80,000	82,600

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			30,000	29,250

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			20,000	19,650

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			115,000	121,730

Sabine Pass Liquefaction, LLC 144A sr. bonds 4.20%, 3/15/28			40,000	39,961

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26			30,000	33,650

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			35,000	37,056

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			60,000	63,375

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			50,000	5

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.20%, 3/22/17 (Netherlands)			156,000	156,362

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			45,000	46,013

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			30,000	28,125

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			30,000	30,525

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			20,000	20,200

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			80,000	80,600

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26			55,000	53,048

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			30,000	31,275

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			15,000	15,600

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			20,000	21,075

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55%, 6/28/17 (France)			143,000	143,194

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)			70,000	70,700

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			25,000	7,375

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26			14,000	14,353

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			16,000	15,920

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			50,000	50,438

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			43,000	55,201

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24			55,000	56,924

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			65,000	67,130

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			15,000	16,800

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			60,000	64,650

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			110,000	112,338

				6,318,756
Financials (6.3%)

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21			55,000	56,249

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			55,000	54,725

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			40,000	42,200

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			90,000	110,700

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17			230,000	237,871

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			110,000	116,188

American Express Co. sr. unsec. notes 7.00%, 3/19/18			94,000	99,244

American Express Co. sr. unsec. notes 6.15%, 8/28/17			107,000	109,436

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			290,000	374,040

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			75,000	80,063

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			25,000	27,305

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27			75,000	71,961

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18			149,000	149,693

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20			20,000	19,836

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.70%, 8/25/17			95,000	95,140

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37			170,000	201,391

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)			80,000	80,270

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)			145,000	144,915

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.20%, 3/10/17 (Japan)			250,000	250,006

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)			270,000	338,292

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21			10,000	10,169

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1.375%, 3/17/17 (France)			162,000	162,005

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)			200,000	204,574

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19			25,000	27,578

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22			90,000	97,989

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25			47,000	49,423

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23			40,000	41,443

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26			53,000	54,778

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19			20,000	20,463

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			35,000	37,100

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			115,000	121,900

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19			155,000	163,331

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity			3,000	3,139

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity			48,000	50,040

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity			6,000	6,225

Citigroup, Inc. jr. unsec. sub. FRN Ser. T, 6.25%, perpetual maturity			63,000	68,580

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20			50,000	50,321

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28			130,000	130,830

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25			65,000	71,603

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			95,000	97,850

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1.625%, 3/12/18			330,000	330,325

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			25,000	25,781

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			80,000	81,000

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			200,000	202,750

DDR Corp. sr. unsec. unsub. notes 7.875%, 9/1/20(R)			5,000	5,807

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			45,000	26,775

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			180,000	211,950

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)			21,000	22,465

EPR Properties company guaranty sr. unsec. sub. notes 5.25%, 7/15/23(R)			60,000	63,273

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			55,000	55,481

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24			60,000	61,425

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity			38,000	37,335

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)			202,000	216,359

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19			44,000	48,625

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27			160,000	161,733

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18			2,000	2,015

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)			25,000	24,764

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)			20,000	19,908

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21			122,000	138,257

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			10,000	10,075

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			80,000	84,600

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20			42,000	43,680

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			60,000	61,271

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.75%, 2/1/24			30,000	31,125

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.25%, 2/1/22			30,000	30,975

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)			220,000	244,503

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			3,000	2,618

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			20,000	20,350

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity			79,000	81,765

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21			75,000	74,156

JPMorgan Chase & Co. sr. unsec. unsub. notes 2.00%, 8/15/17			144,000	144,508

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27			165,000	161,004

JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26			60,000	61,479

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18			4,000	4,022

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44			25,000	24,821

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20			55,000	62,206

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			240,000	277,200

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			200,000	212,262

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			30,000	32,641

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)			65,000	65,478

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21			100,000	108,599

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24			25,000	26,438

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)			30,000	31,493

Morgan Stanley sr. unsec. unsub. bonds 4.75%, 3/22/17			149,000	149,295

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27			160,000	159,409

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			80,000	81,800

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5.875%, 3/15/22			30,000	30,886

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45			40,000	32,900

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			25,000	26,172

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			30,000	31,350

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25			100,000	99,774

Progressive Corp. (The) jr. unsec. sub. FRN 6.70%, 6/15/37			116,000	114,623

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			85,000	86,381

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)			70,000	69,950

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)			145,000	146,246

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)			40,000	42,597

Santander UK PLC sr. unsec. unsub. bonds 1.375%, 3/13/17 (United Kingdom)			156,000	155,997

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)			10,000	10,061

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)			10,000	10,078

Simon Property Group LP 144A sr. unsec. unsub. notes 1.50%, 2/1/18(R)			131,000	130,931

Societe Generale SA company guaranty sr. unsec. notes 2.75%, 10/12/17 (France)			250,000	251,809

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			20,000	21,975

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			20,000	20,125

State Street Corp. jr. unsec. sub. FRB 1.963%, 6/15/37			184,000	164,680

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2.875%, 4/4/17 (Sweden)			250,000	250,392

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42			80,000	80,016

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 3/15/46(STP)			100,000	107,000

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			20,000	18,725

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)			9,000	8,866

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26			9,000	11,847

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			55,000	56,925

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Jersey)			200,000	200,909

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)			60,000	61,538

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity			70,000	75,775

Wells Fargo & Co. sr. unsec. notes 2.10%, 5/8/17			143,000	143,227

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)			275,000	274,858

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)			60,000	58,647

				10,947,927
Health care (1.8%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25			12,000	11,950

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22			18,000	17,914

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			60,000	61,500

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			35,000	35,263

Actavis Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)			43,000	43,664

Actavis Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)			21,000	21,467

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			65,000	62,725

Amgen, Inc. sr. unsec. unsub. notes 2.125%, 5/15/17			145,000	145,289

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)			16,000	21,004

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)			145,000	148,452

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22			75,000	77,632

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			60,000	65,100

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			20,000	21,050

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			15,000	15,431

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			55,000	56,994

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			120,000	105,300

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			60,000	23,400

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			10,000	8,800

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			65,000	68,941

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			40,000	35,800

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			45,000	46,575

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			60,000	63,375

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			170,000	186,575

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24			40,000	42,150

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19			50,000	51,250

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			15,000	15,694

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			55,000	59,194

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18			91,000	95,869

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			25,000	28,063

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			40,000	37,200

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18			125,000	124,970

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			40,000	41,400

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)			60,000	59,625

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			149,000	153,912

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			65,000	58,013

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			50,000	51,813

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			275,000	291,335

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)			15,000	14,111

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			40,000	40,900

Tenet Healthcare Corp. company guaranty sr. bonds 4.375%, 10/1/21			35,000	35,263

Tenet Healthcare Corp. company guaranty sr. FRN 4.463%, 6/15/20			60,000	60,750

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			100,000	106,000

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20			10,000	10,200

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			55,000	58,300

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)			34,000	31,472

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18			65,000	67,834

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21			58,000	62,797

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			55,000	43,794

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			65,000	52,894

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			5,000	4,213

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			25,000	20,156

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			70,000	62,738

				3,126,111
Technology (1.5%)

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47			25,000	25,614

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45			38,000	39,549

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43			100,000	95,939

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			300,000	239,250

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27			110,000	110,766

Cisco Systems, Inc. sr. unsec. unsub. notes 1.10%, 3/3/17			66,000	66,000

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			40,000	42,800

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			204,000	225,403

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			22,000	28,689

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			173,000	186,958

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			10,000	10,581

eBay, Inc. sr. unsec. unsub. notes 1.35%, 7/15/17			145,000	145,062

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25			25,000	27,382

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			75,000	80,625

First Data Corp. 144A notes 5.75%, 1/15/24			65,000	67,356

First Data Corp. 144A sr. notes 5.375%, 8/15/23			55,000	57,200

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			60,000	63,225

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			105,000	107,888

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			75,000	78,000

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20			10,000	10,375

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17			145,000	145,142

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			60,000	63,504

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			25,000	26,257

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18			14,000	14,895

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			55,000	57,406

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 8/1/23			50,000	50,438

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27			60,000	61,205

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26			90,000	85,523

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21			180,000	175,005

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26			120,000	115,223

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			60,000	61,081

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			50,000	54,105

				2,618,446
Transportation (0.1%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			70,000	68,250

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40			15,000	18,563

Penske Truck Leasing Co. Lp/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26			16,000	15,525

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 3/3/28			23,558	23,882

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			100,000	104,750

				230,970
Utilities and power (1.2%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			240,000	276,600

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			140,000	141,750

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			25,000	24,875

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44			65,000	69,925

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36			10,000	12,601

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			30,000	33,966

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27			20,000	20,495

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			110,000	108,900

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			50,000	52,438

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			15,000	15,806

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18			96,000	104,794

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20			10,000	10,008

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			45,000	44,213

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			25,000	25,750

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			20,000	19,000

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32			20,000	25,556

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26			17,000	16,786

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)			60,000	61,945

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			105,000	112,875

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45			20,000	22,068

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27			55,000	55,253

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31			100,000	89,500

Hiland Partners Holdings, LLC/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.50%, 5/15/22			10,000	10,438

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44			44,000	45,070

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23			60,000	59,763

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29			20,000	26,496

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			45,000	46,294

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			27,000	28,013

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			65,000	63,863

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45			85,000	81,984

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67			90,000	80,550

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			80,000	88,720

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			30,000	31,088

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23			35,000	36,418

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			65,000	66,138

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21			46,000	48,076

				2,058,015

Total corporate bonds and notes (cost $45,529,631)				$46,210,965

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (9.9%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.3%)

Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 3/1/47			$4,000,000	$4,158,750

				4,158,750
U.S. Government Agency Mortgage Obligations (7.6%)

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 3/1/47			1,000,000	1,130,938
4.00%, TBA, 3/1/47			3,000,000	3,153,516
3.00%, TBA, 4/1/47			3,000,000	2,975,508
3.00%, TBA, 3/1/47			3,000,000	2,980,781
3.00%, TBA, 3/1/32			2,000,000	2,056,875
2.50%, TBA, 3/1/47			1,000,000	952,656

				13,250,274

Total U.S. government and agency mortgage obligations (cost $17,326,446)				$17,409,024

COMMODITY LINKED NOTES (4.4%)(a)(CLN)
			Principal amount	Value

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.10%, 2017 (Indexed to the S&P GSCI™ 3 Month Forward Total Return Index multiplied by 3)			$3,340,000	$3,647,704

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2018 (Indexed to the S&P GSCI Total Return Commodity Index multiplied by 3) (United Kingdom)			575,000	565,161

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)			2,551,000	3,453,367

Total commodity Linked Notes (cost $6,466,000)				$7,666,232

MORTGAGE-BACKED SECURITIES (3.4%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1.878%, 12/25/28			$187,767	$188,330

Federal National Mortgage Association
Ser. 12-147, Class AI, IO, 3.00%, 10/25/27			785,744	72,681
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1.978%, 7/25/24			10,384	10,402

Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, 5.269%, 6/20/43			360,339	74,110
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46			525,287	107,561
Ser. 15-H26, Class DI, IO, 2.413%, 10/20/65			360,707	42,095

				495,179
Commercial mortgage-backed securities (2.2%)

Banc of America Merrill Lynch Commercial Mortgage, Inc. FRB Ser. 05-1, Class AJ, 5.404%, 11/10/42			12,560	12,551

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.754%, 12/15/47			100,000	110,417

Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.104%, 11/10/46			62,000	65,558
Ser. 14-GC21, Class AS, 4.026%, 5/10/47			74,000	76,115
FRB Ser. 14-GC19, Class XA, IO, 1.233%, 3/10/47			1,485,486	88,178

COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.735%, 5/10/47			96,000	95,424
FRB Ser. 14-UBS6, Class C, 4.466%, 12/10/47			135,000	128,659
FRB Ser. 14-LC15, Class XA, IO, 1.357%, 4/10/47(F)			1,761,252	102,085
FRB Ser. 14-CR16, Class XA, IO, 1.203%, 4/10/47			318,195	17,023
FRB Ser. 13-CR11, Class XA, IO, 1.149%, 10/10/46			962,042	51,101
FRB Ser. 14-UBS6, Class XA, IO, 1.051%, 12/10/47			1,467,612	79,545
FRB Ser. 14-CR17, Class XA, IO, 0.835%, 5/10/47			1,142,312	61,685

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.365%, 12/15/49			125,000	125,169

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46			172,000	168,594
FRB Ser. 14-GC22, Class XA, IO, 1.044%, 6/10/47(F)			2,072,600	108,463

GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.062%, 8/10/43			158,403	161,888

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.61%, 10/15/45			131,000	135,242

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.667%, 4/15/47			47,000	47,374
FRB Ser. 13-C14, Class C, 4.562%, 8/15/46			46,000	47,528
FRB Ser. 14-C26, Class C, 4.426%, 1/15/48			38,000	37,179

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.928%, 4/17/45			118,000	21,464
FRB Ser. 05-LDP5, Class F, 5.617%, 12/15/44			83,000	82,654
Ser. 04-LN2, Class A2, 5.115%, 7/15/41			2,995	2,997

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.156%, 6/15/43			142,000	130,703
FRB Ser. 11-C3, Class E, 5.619%, 2/15/46			240,000	244,656
FRB Ser. 13-C13, Class D, 4.053%, 1/15/46			60,000	55,660

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A4, 5.858%, 7/15/40			36,223	36,372
Ser. 06-C6, Class D, 5.502%, 9/15/39			125,000	27,626

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.241%, 4/20/48			123,000	106,822

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C5, Class AS, 3.792%, 8/15/45			41,000	42,800
FRB Ser. 14-C17, Class XA, IO, 1.251%, 8/15/47			739,685	41,075
FRB Ser. 13-C12, Class XA, IO, 0.919%, 10/15/46			830,696	27,463

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842%, 7/12/44			117,000	116,826
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44			32,697	32,393
FRB Ser. 06-HQ8, Class D, 5.493%, 3/12/44			125,000	50,649

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.155%, 7/15/49			90,000	93,069

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 4.958%, 8/10/49			50,000	52,550
FRB Ser. 12-C2, Class D, 4.885%, 5/10/63			48,000	47,573

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.289%, 10/15/44			56,000	55,651

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C, 4.296%, 7/15/46			45,000	45,738

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47			23,000	23,345
FRB Ser. 13-C15, Class C, 4.48%, 8/15/46			79,000	81,312
Ser. 13-C18, Class AS, 4.387%, 12/15/46			63,000	67,316
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46			48,000	51,030
FRB Ser. 13-C17, Class XA, IO, 1.513%, 12/15/46			1,408,821	77,908
FRB Ser. 14-C22, Class XA, IO, 0.93%, 9/15/57			2,541,648	123,117

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.64%, 3/15/44			47,000	48,260
FRB Ser. 11-C2, Class D, 5.602%, 2/15/44			45,000	46,364
FRB Ser. 13-C16, Class D, 4.981%, 9/15/46			50,000	46,530
FRB Ser. 12-C9, Class XA, IO, 2.09%, 11/15/45			719,437	56,591
FRB Ser. 11-C5, Class XA, IO, 1.767%, 11/15/44			717,077	46,918
FRB Ser. 12-C10, Class XA, IO, 1.678%, 12/15/45			958,459	64,763
FRB Ser. 13-C12, Class XA, IO, 1.377%, 3/15/48			151,371	8,252

				3,776,225
Residential mortgage-backed securities (non-agency) (0.9%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.13%, 5/25/35			105,122	107,225

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.554%, 6/25/46			302,470	264,888
FRB Ser. 07-OH1, Class A1D, 0.988%, 4/25/47			39,317	31,181

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 6.678%, 10/25/28			320,000	359,069
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.478%, 4/25/28			120,000	133,529
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 6.328%, 4/25/28			10,000	11,045
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 6.078%, 10/25/28			50,000	55,482
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.778%, 7/25/25			78,500	85,406
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.028%, 4/25/29			90,000	94,509

GSAA Trust FRB Ser. 07-6, Class 1A1, 0.898%, 5/25/47			45,278	33,729

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.979%, 2/25/35			34,502	35,041

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47			80,000	62,000

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 0.938%, 4/25/36			80,231	78,697

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, 1.238%, 10/25/44			297,914	278,580

				1,630,381

Total mortgage-backed securities (cost $6,166,386)				$5,901,785

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.9%)(a)
			Principal amount/units	Value

Argentina (Republic of) 144A sr. unsec. bonds 7.125%, 7/6/36 (Argentina)			$150,000	$144,014

Argentina (Republic of) 144A sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			150,000	149,637

Buenos Aires (Province of) 144A sr. unsec. notes 9.125%, 3/16/24 (Argentina)			150,000	166,364

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)			350,000	403,970

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			600,000	654,750

Total foreign government and agency bonds and notes (cost $1,400,563)				$1,518,735

INVESTMENT COMPANIES (0.5%)(a)
			Shares	Value

iShares MSCI India ETF (India)			31,550	$936,089

Total investment companies (cost $905,444)				$936,089

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Feb-18/$200.00		$29,926	$144,655

SPDR S&P 500 ETF Trust (Put)	Jan-18/195.00		32,352	119,541

SPDR S&P 500 ETF Trust (Put)	Dec-17/195.00		32,059	106,759

SPDR S&P 500 ETF Trust (Put)	Nov-17/186.00		31,053	66,065

SPDR S&P 500 ETF Trust (Put)	Oct-17/183.00		30,365	45,227

SPDR S&P 500 ETF Trust (Put)	Sep-17/180.00		30,275	36,697

USD/JPY (Call)	May-17/JPY 118.00		1,027,200	4,057

USD/MXN (Put)	Apr-17/MXN 19.90		2,072,300	25,183

Total purchased options outstanding (cost $1,163,311)				$548,184

SENIOR LOANS (0.3%)(a)(c)
			Principal amount	Value

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.50%, 3/1/18 (In default)(NON)			$140,187	$158,762

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			134,311	135,235

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			9,827	9,882

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			73,926	65,009

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.25%, 10/25/20			72,750	58,546

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.314%, 9/7/23			64,838	65,185

Total senior loans (cost $485,451)				$492,619

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

China State Construction Engineering Corp., Ltd. 144A (China)	1/22/18	$0.00	79,800	$102,933

Halcon Resources Corp.	9/9/20	14.04	844	1,680

Seventy Seven Energy, Inc.	8/1/21	23.82	431	10,603

Shanghai Automotive Co. 144A (China)	2/2/18	0.00	34,500	129,485

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	8,100	23,962

Total warrants (cost $264,110)				$268,663

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1.678%, 2/25/49			$243,000	$243,000

Total asset-backed securities (cost $243,000)				$243,000

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			1,550	$47,130

Total convertible preferred stocks (cost $34,286)				$47,130

SHORT-TERM INVESTMENTS (23.0%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.97%(d)(AFF)		Shares	224,600	$224,600

Putnam Short Term Investment Fund 0.76%(AFF)		Shares	32,814,671	32,814,671

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.46%(P)		Shares	441,000	441,000

U.S. Treasury Bills 0.432%, 3/23/17(SEGSF)			$633,000	632,845

U.S. Treasury Bills 0.487%, 4/13/17(SEG)			70,000	69,962

U.S. Treasury Bills 0.498%, 4/6/17(SEG)(SEGSF)(SEGCCS)			2,367,000	2,366,020

U.S. Treasury Bills 0.510%, 3/2/17(SEGSF)(SEGCCS)			3,689,000	3,688,956

Total short-term investments (cost $40,237,853)				$40,238,054

TOTAL INVESTMENTS

Total investments (cost $185,721,548)(b)				$196,802,002

FORWARD CURRENCY CONTRACTS at 2/28/17 (aggregate face value $37,337,618) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/19/17	$135,864	$128,650	$7,214
	Brazilian Real	Buy	4/3/17	264,798	255,573	9,225
	British Pound	Buy	3/16/17	1,862	914	948
	Canadian Dollar	Buy	4/19/17	265,946	262,990	2,956
	Euro	Buy	3/16/17	336,243	336,112	131
	Hong Kong Dollar	Sell	5/17/17	692,231	692,552	321
	Indian Rupee	Buy	5/17/17	259,436	257,435	2,001
	Japanese Yen	Buy	5/17/17	32,852	29,308	3,544
	New Zealand Dollar	Sell	4/19/17	261,954	251,757	(10,197)
	Norwegian Krone	Sell	3/16/17	147,019	148,686	1,667
	Russian Ruble	Buy	3/16/17	262,004	255,502	6,502
	Russian Ruble	Sell	3/16/17	262,004	261,490	(514)
	Singapore Dollar	Sell	5/17/17	264,351	258,563	(5,788)
	Swedish Krona	Buy	3/16/17	510,395	516,684	(6,289)
Barclays Bank PLC
	Australian Dollar	Buy	4/19/17	125,909	129,114	(3,205)
	British Pound	Sell	3/16/17	219,822	224,655	4,833
	Canadian Dollar	Buy	4/19/17	129,697	128,233	1,464
	Euro	Buy	3/16/17	119,148	126,483	(7,335)
	Japanese Yen	Sell	5/17/17	264,412	259,715	(4,697)
	New Zealand Dollar	Sell	4/19/17	134,645	127,537	(7,108)
	Swedish Krona	Buy	3/16/17	258,412	254,995	3,417
Citibank, N.A.
	Australian Dollar	Buy	4/19/17	120,241	100,747	19,494
	British Pound	Sell	3/16/17	304,847	308,485	3,638
	Canadian Dollar	Buy	4/19/17	490,996	491,615	(619)
	Danish Krone	Sell	3/16/17	189,524	191,725	2,201
	Euro	Buy	3/16/17	550,263	567,601	(17,338)
	Indonesian Rupiah	Buy	5/17/17	255,643	255,158	485
	Japanese Yen	Buy	5/17/17	383,627	379,772	3,855
	New Zealand Dollar	Sell	4/19/17	310,576	309,893	(683)
	Norwegian Krone	Sell	3/16/17	130,413	130,658	245
	South African Rand	Buy	4/19/17	268,274	258,559	9,715
	South African Rand	Sell	4/19/17	262,053	261,113	(940)
	Swedish Krona	Buy	3/16/17	521,580	523,985	(2,405)
Credit Suisse International
	Australian Dollar	Buy	4/19/17	522,473	519,482	2,991
	Canadian Dollar	Sell	4/19/17	3,314	3,276	(38)
	Euro	Buy	3/16/17	237,871	240,175	(2,304)
	Hong Kong Dollar	Sell	5/17/17	259,265	259,374	109
	New Zealand Dollar	Sell	4/19/17	261,810	260,912	(898)
	Swedish Krona	Buy	3/16/17	267,691	264,153	3,538
Goldman Sachs International
	Australian Dollar	Buy	4/19/17	158,381	154,054	4,327
	Canadian Dollar	Buy	4/19/17	3,164	495	2,669
	Euro	Buy	3/16/17	764,601	777,382	(12,781)
	Euro	Sell	3/16/17	781,243	775,918	(5,325)
	Indian Rupee	Buy	5/17/17	259,435	256,377	3,058
	Japanese Yen	Sell	5/17/17	259,939	258,942	(997)
	New Zealand Dollar	Sell	4/19/17	748,603	731,281	(17,322)
	Norwegian Krone	Buy	3/16/17	269,726	260,023	9,703
	Norwegian Krone	Sell	3/16/17	262,497	261,582	(915)
	Russian Ruble	Buy	3/16/17	553,510	516,452	37,058
	Russian Ruble	Sell	3/16/17	553,510	538,448	(15,062)
	South Korean Won	Sell	5/17/17	12,431	4,029	(8,402)
	Swedish Krona	Buy	3/16/17	254,299	255,331	(1,032)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/19/17	4,896	1,768	3,128
	Euro	Sell	3/16/17	133,352	133,793	441
	Hong Kong Dollar	Sell	5/17/17	260,309	260,413	104
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/19/17	499,880	478,764	21,116
	Brazilian Real	Sell	4/3/17	95	7,891	7,796
	British Pound	Buy	3/16/17	29,914	30,574	(660)
	Canadian Dollar	Buy	4/19/17	827,439	820,168	7,271
	Czech Koruna	Buy	7/19/17	261,054	264,945	(3,891)
	Euro	Buy	3/16/17	6,289,379	6,368,298	(78,919)
	Euro	Sell	7/19/17	259,711	262,799	3,088
	Hong Kong Dollar	Sell	5/17/17	265,776	265,878	102
	Indonesian Rupiah	Sell	5/17/17	985	83	(902)
	Japanese Yen	Buy	5/17/17	4,807,296	4,758,222	49,074
	New Zealand Dollar	Sell	4/19/17	1,037,817	1,008,545	(29,272)
	Norwegian Krone	Sell	3/16/17	83,770	85,875	2,105
	Singapore Dollar	Sell	5/17/17	72,388	72,062	(326)
	South Korean Won	Buy	5/17/17	3,377	10,794	(7,417)
	Swedish Krona	Sell	3/16/17	76,482	81,705	5,223
	Swiss Franc	Sell	3/16/17	406,048	406,176	128
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/19/17	766,172	725,140	41,032
	Canadian Dollar	Buy	4/19/17	263,009	264,138	(1,129)
	Czech Koruna	Buy	7/19/17	261,054	264,836	(3,782)
	Euro	Sell	3/16/17	14,310	7,848	(6,462)
	Euro	Sell	7/19/17	259,817	262,357	2,540
	Japanese Yen	Sell	5/17/17	262,882	263,123	241
	New Zealand Dollar	Buy	4/19/17	123,569	129,234	(5,665)
	Norwegian Krone	Buy	3/16/17	344,763	342,152	2,611
	Swedish Krona	Buy	3/16/17	11,219	2,647	8,572
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/19/17	383,239	381,370	1,869
	British Pound	Sell	3/16/17	363,061	368,173	5,112
	Canadian Dollar	Buy	4/19/17	262,557	259,535	3,022
	Euro	Sell	3/16/17	1,061,940	1,071,933	9,993
	Israeli Shekel	Buy	4/19/17	7,205	6,812	393
	Japanese Yen	Sell	5/17/17	18,685	18,472	(213)
	New Zealand Dollar	Sell	4/19/17	262,529	252,091	(10,438)
	Singapore Dollar	Sell	5/17/17	264,207	258,995	(5,212)
	Swedish Krona	Buy	3/16/17	541,280	530,642	10,638
UBS AG
	Euro	Sell	3/16/17	131,444	131,129	(315)
	Swedish Krona	Buy	3/16/17	513,853	520,314	(6,461)
WestPac Banking Corp.
	Australian Dollar	Buy	4/19/17	403,152	407,131	(3,979)
	Euro	Sell	3/16/17	263,206	265,439	2,233
	New Zealand Dollar	Sell	4/19/17	263,105	261,409	(1,696)

Total						$36,208

FUTURES CONTRACTS OUTSTANDING at 2/28/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bobl 5 yr (Long)	37	$5,281,117	Mar-17	$98,680
Euro-Bund 10 yr (Long)	35	6,156,965	Mar-17	174,920
Euro-Buxl 30 yr (Long)	17	3,126,860	Mar-17	64,430
Euro-Schatz 2 yr (Long)	27	3,221,930	Mar-17	15,386
Japanese Government Bond 10 yr (Long)	16	21,445,369	Mar-17	66,517
Russell 2000 Index Mini (Long)	92	6,371,000	Mar-17	71,076
Russell 2000 Index Mini (Short)	56	3,878,000	Mar-17	(33,979)
S&P 500 Index E-Mini (Long)	41	4,843,740	Mar-17	153,290
S&P 500 Index E-Mini (Short)	30	3,544,200	Mar-17	(197,072)
Tokyo Price Index (Long)	22	3,003,961	Mar-17	(21,928)
U.K. Gilt 10 yr (Long)	31	4,894,075	Jun-17	62,254
U.S. Treasury Bond 30 yr (Long)	8	1,213,250	Jun-17	234
U.S. Treasury Bond Ultra 30 yr (Long)	11	1,779,594	Jun-17	(22)
U.S. Treasury Note 10 yr (Long)	50	6,228,906	Jun-17	(17,193)
U.S. Treasury Note 10 yr (Short)	155	19,309,609	Jun-17	46,369
U.S. Treasury Note 5 yr (Long)	51	6,002,859	Jun-17	(10,430)
U.S. Treasury Note 2 yr (Long)	26	5,626,563	Jun-17	(5,333)

Total				$467,199

WRITTEN OPTIONS OUTSTANDING at 2/28/17 (premiums $30,757) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Mar-17/$243.00	$37,540	$15,968
USD/JPY (Call)	May-17/JPY 125.00	1,027,200	296
USD/MXN (Put)	Apr-17/MXN 19.00	2,072,300	4,053

Total			$20,317

TBA SALE COMMITMENTS OUTSTANDING at 2/28/17 (proceeds receivable $3,970,117) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.00%, 3/1/47	$4,000,000	3/13/17	$3,974,375

Total			$3,974,375

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 2/28/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$1,298,400	(E)	$5,157	3/15/47	3 month USD-LIBOR-BBA	2.704%	$37,649
	13,700	(E)	(62)	3/15/47	2.704%	3 month USD-LIBOR-BBA	(405)
	43,608,600	(E)	64,790	3/15/27	3 month USD-LIBOR-BBA	2.4885%	659,045
	12,733,100	(E)	(21,297)	3/15/27	2.4885%	3 month USD-LIBOR-BBA	(194,811)
	7,437,100	(E)	7,698	3/15/22	3 month USD-LIBOR-BBA	2.132%	52,164
	2,829,700	(E)	(3,144)	3/15/22	2.132%	3 month USD-LIBOR-BBA	(20,062)
	3,086,000	(E)	(2,333)	3/15/19	3 month USD-LIBOR-BBA	1.6065%	(1,651)
	7,358,000	(E)	(2,170)	3/15/19	1.6065%	3 month USD-LIBOR-BBA	(3,796)
	27,000		—	1/9/27	2.228%	3 month USD-LIBOR-BBA	191
	121,000		(2)	1/10/27	2.29333%	3 month USD-LIBOR-BBA	136
	1,069,000		(14)	1/12/27	2.237%	3 month USD-LIBOR-BBA	6,826
	1,138,000		(4)	1/12/19	3 month USD-LIBOR-BBA	1.4685%	(955)
	140,000		(2)	1/13/27	3 month USD-LIBOR-BBA	2.249%	(752)
	322,000		(4)	1/17/27	2.30308%	3 month USD-LIBOR-BBA	190
	713,000		(9)	1/26/27	3 month USD-LIBOR-BBA	2.3255%	732
	159,000		(2)	1/27/27	2.3956%	3 month USD-LIBOR-BBA	(1,178)
	37,000		—	1/30/27	2.4455%	3 month USD-LIBOR-BBA	(439)
	6,000		—	2/6/27	3 month USD-LIBOR-BBA	2.3805%	33
	97,000		(1)	2/17/27	2.43757%	3 month USD-LIBOR-BBA	(996)

	Total		$48,601	$531,921
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$3,800,000	$—	9/21/21	(2.305%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	$(237,378)
	4,000,000	—	6/10/24	(2.50%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(267,760)
	2,100,000	—	5/6/26	(1.88%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	84,882
	2,000,000	—	7/8/26	(1.76)	USA Non Revised Consumer Price Index- Urban (CPI-U)	103,440
baskets	159,874	—	11/17/17	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLFCF10) of common stocks	150,390
units	3,884	—	8/2/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(997,781)
Barclays Bank PLC
	$1,907,715	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(309)
	64,403	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3
	4,800,000	—	12/5/26	(2.308%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(10,493)
Citibank, N.A.
	1,300,000	—	8/7/22	2.515%	USA Non Revised Consumer Price Index- Urban (CPI-U)	106,808
	1,500,000	—	4/7/26	(1.858%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	59,700
baskets	54	—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%)	A basket (CGPUTQL2) of common stocks	641,405
units	1,171	—	11/27/17	3 month USD-LIBOR-BBA plus 0.09%	Russell 1000 Total Return Index	(1,730)
Credit Suisse International
	$2,600,000	—	1/9/23	(2.76%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(284,570)
	3,400,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(279,310)
	1,600,000	—	8/8/22	(2.5325%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(134,448)
	700,000	—	9/10/22	(2.5925%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(60,977)
	3,300,000	—	2/8/23	(2.81%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(368,016)
	6,900,000	—	7/19/23	(2.57%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(543,444)
	171,427	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(125)
Goldman Sachs International
	7,000,000	—	11/3/26	(2.0413%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	172,879
JPMorgan Chase Bank N.A.
	10,900,000	—	8/7/22	(2.515%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(896,176)
	1,400,000	—	8/7/25	(1.92%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	27,021
JPMorgan Securities LLC
	1,907,715	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	309

Total		$—	$(2,735,680)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Barclays Bank PLC
	EM Series 26 Index	BBB-/P	$5,400	$100,000	12/20/21	100 bp	$369
	EM Series 26 Index	BBB-/P	12,640	200,000	12/20/21	100 bp	2,834
	EM Series 26 Index	BBB-/P	768,357	11,400,000	12/20/21	100 bp	209,445
	Credit Suisse International
	CMBX NA BBB- Index	—	(1,078)	16,000	1/17/47	(300 bp)	464
	CMBX NA A Index	A/P	1,040	25,000	1/17/47	200 bp	(20)
	CMBX NA A Index	A/P	2,554	65,000	1/17/47	200 bp	(201)
	CMBX NA A Index	A/P	3,681	100,000	1/17/47	200 bp	(557)
	CMBX NA BB Index	—	(3,530)	200,000	5/11/63	(500 bp)	40,039
	CMBX NA BB Index	—	(5,880)	31,000	1/17/47	(500 bp)	(42)
	CMBX NA BBB- Index	BBB-/P	708	9,000	5/11/63	300 bp	(454)
	CMBX NA BBB- Index	BBB-/P	1,331	16,000	5/11/63	300 bp	(736)
	CMBX NA BBB- Index	BBB-/P	1,442	17,000	5/11/63	300 bp	(754)
	CMBX NA BBB- Index	BBB-/P	2,906	22,000	5/11/63	300 bp	61
	CMBX NA BBB- Index	BBB-/P	5,287	108,000	5/11/63	300 bp	(8,663)
	CMBX NA BBB- Index	BBB-/P	11,136	227,000	5/11/63	300 bp	(18,185)
	CMBX NA BBB- Index	BBB-/P	3,218	49,000	1/17/47	300 bp	(1,504)
	CMBX NA BBB- Index	BBB-/P	8,616	109,000	1/17/47	300 bp	(1,888)
	CMBX NA BBB- Index	BBB-/P	13,674	185,000	1/17/47	300 bp	(4,154)
	Goldman Sachs International
	CMBX NA BB Index	—	(5,933)	58,000	5/11/63	(500 bp)	6,702
	CMBX NA BB Index	—	(303)	2,000	1/17/47	(500 bp)	73
	CMBX NA BB Index	—	(6,904)	34,000	1/17/47	(500 bp)	(510)
	CMBX NA BBB- Index	BBB-/P	317	4,000	5/11/63	300 bp	(200)
	CMBX NA BBB- Index	BBB-/P	613	9,000	5/11/63	300 bp	(549)
	CMBX NA BBB- Index	BBB-/P	469	9,000	5/11/63	300 bp	(693)
	CMBX NA BBB- Index	BBB-/P	1,266	15,000	5/11/63	300 bp	(672)
	CMBX NA BBB- Index	BBB-/P	1,382	16,000	5/11/63	300 bp	(685)
	CMBX NA BBB- Index	BBB-/P	1,941	23,000	5/11/63	300 bp	(1,030)
	CMBX NA BBB- Index	BBB-/P	8,253	88,000	5/11/63	300 bp	(3,113)
	CMBX NA BBB- Index	BBB-/P	8,194	109,000	5/11/63	300 bp	(5,886)
	CMBX NA BBB- Index	—	(2,224)	33,000	1/17/47	(300 bp)	957
	CMBX NA BBB- Index	—	(1,086)	16,000	1/17/47	(300 bp)	455
	CMBX NA BBB- Index	—	(828)	12,000	1/17/47	(300 bp)	328
	CMBX NA BBB- Index	BBB-/P	222	3,000	1/17/47	300 bp	(67)
	CMBX NA BBB- Index	BBB-/P	684	8,000	1/17/47	300 bp	(87)
	CMBX NA BBB- Index	BBB-/P	1,874	22,000	1/17/47	300 bp	(246)
	CMBX NA BBB- Index	BBB-/P	5,907	75,000	1/17/47	300 bp	(1,321)
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(1,828)	13,000	5/11/63	(500 bp)	1,004
	CMBX NA BB Index	—	(1,595)	12,000	5/11/63	(500 bp)	1,019
	CMBX NA BB Index	—	(719)	5,000	5/11/63	(500 bp)	370
	CMBX NA BBB- Index	BBB-/P	276	4,000	5/11/63	300 bp	(240)
	CMBX NA BBB- Index	BBB-/P	247	4,000	5/11/63	300 bp	(270)
	CMBX NA BBB- Index	BBB-/P	796	7,000	5/11/63	300 bp	(108)
	CMBX NA BBB- Index	BBB-/P	448	7,000	5/11/63	300 bp	(456)
	CMBX NA BBB- Index	BBB-/P	373	7,000	5/11/63	300 bp	(531)
	CMBX NA BBB- Index	BBB-/P	357	7,000	5/11/63	300 bp	(548)
	CMBX NA BBB- Index	BBB-/P	1,064	13,000	5/11/63	300 bp	(615)
	CMBX NA BBB- Index	BBB-/P	795	18,000	5/11/63	300 bp	(1,530)
	CMBX NA BBB- Index	BBB-/P	1,706	20,000	5/11/63	300 bp	(878)
	CMBX NA BBB- Index	BBB-/P	2,600	47,000	5/11/63	300 bp	(3,471)
	CMBX NA BBB- Index	BBB-/P	2,864	54,000	5/11/63	300 bp	(4,111)
	CMBX NA BBB- Index	BBB-/P	4,862	62,000	5/11/63	300 bp	(3,146)
	CMBX NA BBB- Index	BBB-/P	29,536	350,000	5/11/63	300 bp	(15,673)
	CMBX NA BBB- Index	—	(215)	4,000	1/17/47	(300 bp)	170
	CMBX NA BBB- Index	BBB-/P	443	8,000	1/17/47	300 bp	(328)
	CMBX NA BBB- Index	BBB-/P	340	13,000	1/17/47	300 bp	(913)

	Total		$887,696	$179,255

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 2/28/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$(116,710)	$2,026,530	12/20/21	500 bp	$50,169
	NA HY Series 27 Index	B+/P	207,803	3,325,410	12/20/21	500 bp	(67,523)
	NA IG Series 27 Index	BBB+/P	(43,714)	4,150,000	12/20/21	100 bp	35,735

	Total		$47,379	$18,381

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at February 28, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
CAD	Canadian Dollar
JPY	Japanese Yen
MXN	Mexican Peso
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through February 28, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $175,098,450.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $185,829,530, resulting in gross unrealized appreciation and depreciation of $14,548,643 and $3,576,171, respectively, or net unrealized appreciation of $10,972,472.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC, Putnam Short Term Investment Fund, and Putnam Money Market Liquidity Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*#	$538,794	$7,894,974	$8,209,168	$2,748	$224,600
	Putnam Short Term Investment Fund**	35,007,773	48,526,697	50,719,799	131,695	32,814,671
	Putnam Money Market Liquidity Fund***	—	4,699,077	4,699,077	276	—
	Totals	$35,546,567	$61,120,748	$63,628,044	$134,719	$33,039,271
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $224,600, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $210,981.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	*** Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $109,617,916 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	79.0%
	United Kingdom	4.5
	Japan	2.1
	France	1.6
	China	1.4
	Canada	1.2
	South Korea	1.0
	Germany	0.9
	Brazil	0.7
	Australia	0.7
	Switzerland	0.7
	Netherlands	0.5
	Sweden	0.5
	India	0.5
	Other	4.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries and to generate additional income for the portfolio.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $246,182 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $4,119,154 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,929,484 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$3,676,992	$—	$—
Capital goods	5,097,225	—	—
Communication services	3,471,946	—	—
Conglomerates	167,462	—	—
Consumer cyclicals	9,016,485	642	—
Consumer staples	7,021,233	—	—
Energy	3,652,371	510	—
Financials	20,027,078	—	—
Health care	8,514,938	—	—
Technology	9,755,874	—	—
Transportation	2,035,425	—	—
Utilities and power	2,883,341	—	—
Total common stocks	75,320,370	1,152	—
Asset-backed securities	—	243,000	—
Commodity linked notes	—	7,666,232	—
Convertible preferred stocks	—	47,130	—
Corporate bonds and notes	—	46,103,960	107,005
Foreign government and agency bonds and notes	—	1,518,735	—
Investment companies	936,089	—	—
Mortgage-backed securities	—	5,901,785	—
Purchased options outstanding	—	548,184	—
Senior loans	—	492,619	—
U.S. government and agency mortgage obligations	—	17,409,024	—
Warrants	1,680	266,983	—
Short-term investments	33,255,671	6,982,383	—

Totals by level	$109,513,810	$87,181,187	$107,005

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$36,208	$—
Futures contracts	467,199	—	—
Written options outstanding	—	(20,317)	—
TBA sale commitments	—	(3,974,375)	—
Interest rate swap contracts	—	483,320	—
Total return swap contracts	—	(2,735,680)	—
Credit default contracts	—	(737,439)	—

Totals by level	$467,199	$(6,948,283)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$329,480	$1,066,919
Foreign exchange contracts	364,381	303,282
Equity contracts	1,803,768	1,268,458
Interest rate contracts	1,763,864	3,312,696

Total	$4,261,493	$5,951,355

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$190,000
Purchased currency option contracts (contract amount)		$1,200,000
Written equity option contracts (contract amount)		$59,000
Written currency option contracts (contract amount)		$1,200,000
Futures contracts (number of contracts)		700
Forward currency contracts (contract amount)		$74,600,000
Centrally cleared interest rate swap contracts (notional)		$89,200,000
OTC total return swap contracts (notional)		$140,000,000
OTC credit default contracts (notional)		$14,700,000
Centrally cleared credit default contracts (notional)		$12,400,000
Warrants (number of warrants)		76,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$40,101	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$40,101
	OTC Total return swap contracts*#	338,712	3	—	807,913	—	—	172,879	—	27,021	309	—	—	—	—	—	1,346,837
	OTC Credit default contracts*#	—	—	—	—	50,949	—	25,283	—	—	6,920	—	—	—	—	—	83,152
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	77,671	—	—	—	—	77,671
	Forward currency contracts#	34,509	9,714	—	39,633	6,638	—	56,815	3,673	95,903	—	—	54,996	31,027	—	2,233	335,141
	Purchased options#	—	—	—	189,882	—	—	25,183	—	333,119	—	—	—	—	—	—	548,184

	Total Assets	$373,221	$9,717	$40,101	$1,037,428	$57,587	$—	$280,160	$3,673	$456,043	$7,229	$77,671	$54,996	$31,027	$—	$2,233	$2,431,086

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	2,707	—	—	—		—	—	—	—	—	—	—	—	2,707
	OTC Total return swap contracts*#	1,502,919	10,802	—	1,730	1,670,890	—	—	—	896,176	—	—	—	—	—	—	4,082,517
	OTC Credit default contracts*#	—	573,749	—	—	92,648	—	45,671	—	—	79,525	—	—	—	—	—	791,593
	Centrally cleared credit default contracts§	—	—	492	—	—	—	—	—	—	—	—	—	—	—	—	492
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	129,891	—	—	—	—	129,891
	Forward currency contracts#	22,788	22,345	—	21,985	3,240	—	61,836	—	121,387	—	—	17,038	15,863	6,776	5,675	298,933
	Written options#	—	—	—	—	—	15,968	4,053	—	296	—	—	—	—	—	—	20,317

	Total Liabilities	$1,525,707	$606,896	$3,199	$23,715	$1,766,778	$15,968	$111,560	$—	$1,017,859	$79,525	$129,891	$17,038	$15,863	$6,776	$5,675	$5,326,450

	Total Financial and Derivative Net Assets	$(1,152,486)	$(597,179)	$36,902	$1,013,713	$(1,709,191)	$(15,968)	$168,600	$3,673	$(561,816)	$(72,296)	$(52,220)	$37,958	$15,164	$(6,776)	$(3,442)	$(2,895,364)
	Total collateral received (pledged)##†	$(1,091,626)	$(564,000)	$—	$441,000	$(1,632,984)	$—	$168,600	$—	$(561,816)	$—	$—	$—	$—	$—	$—
	Net amount	$(60,860)	$(33,179)	$36,902	$572,713	$(76,207)	$(15,968)	$—	$3,673	$—	$(72,296)	$(52,220)	$37,958	$15,164	$(6,776)	$(3,442)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 27, 2017